Schedule of Goodwill (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Goodwill Schedule Of Goodwill 1	$ 24,459,797
Goodwill Schedule Of Goodwill 2	86,193
Goodwill Schedule Of Goodwill 3	24,545,990
Goodwill Schedule Of Goodwill 4	3,162,693
Goodwill Schedule Of Goodwill 5	11,186
Goodwill Schedule Of Goodwill 6	3,173,879
Goodwill Schedule Of Goodwill 7	27,622,490
Goodwill Schedule Of Goodwill 8	97,379
Goodwill Schedule Of Goodwill 9	$ 27,719,869